Summary of Significant Accounting Policies (Details)	6 Months Ended
	Jun. 30, 2026 USD ($) Segment shares	Jun. 30, 2026 CNY (¥) Segment shares	Jun. 30, 2025 shares	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Accumulated other comprehensive loss	$ (14,131,272)			¥ (96,246,678)	¥ (64,543,388)
Residual value percentage	5.00%			5.00%
Convertible notes payable outstanding	$ 27,148,962			¥ 184,908,865	¥ 184,735,532
VAT rate	6.00%	6.00%
Recognized tax benefit	50.00%			50.00%
Weight average dilutive shares | shares	18,385,054	18,385,054	23,391,347
Operating segment | Segment	1	1
RMB [Member]
Summary of Significant Accounting Policies [Line Items]
Convenience translation | ¥		¥ 1
USD [Member]
Summary of Significant Accounting Policies [Line Items]
Convenience translation | $	$ 0.1468
VIYI [Member] | RMB [Member]
Summary of Significant Accounting Policies [Line Items]
Translation rate					1
VIYI [Member] | HKD [Member]
Summary of Significant Accounting Policies [Line Items]
Translation rate	1.1513			1.1513
VIDA [Member]
Summary of Significant Accounting Policies [Line Items]
Equity interest rate	47.00%			47.00%	47.00%
MicroAlgo [Member]
Summary of Significant Accounting Policies [Line Items]
Equity interest rate	46.70%			46.70%	46.70%
Viru [Member]
Summary of Significant Accounting Policies [Line Items]
Equity interest rate	45.00%			45.00%	45.00%
WiMi Cayman [Member] | RMB [Member]
Summary of Significant Accounting Policies [Line Items]
Translation rate					1
Average translation rates			1
WiMi Cayman [Member] | HKD [Member]
Summary of Significant Accounting Policies [Line Items]
Average translation rates	1.1345			1.1345
WiMi Cayman [Member] | USD [Member]
Summary of Significant Accounting Policies [Line Items]
Average translation rates	0.145			0.145
Skystar [Member] | HKD [Member]
Summary of Significant Accounting Policies [Line Items]
Average translation rates	1.0847			1.0847
Skystar [Member] | USD [Member]
Summary of Significant Accounting Policies [Line Items]
Translation rate	0.1468			0.1468
Average translation rates	0.1392			0.1392
Fe-da Electronics [Member] | USD [Member]
Summary of Significant Accounting Policies [Line Items]
Translation rate	0.1423			0.1423
VIYI [Member] | HKD [Member]
Summary of Significant Accounting Policies [Line Items]
Translation rate	1.1072			1.1072
CHINA [Member]
Summary of Significant Accounting Policies [Line Items]
VAT rate	13.00%	13.00%
Singapore [Member]
Summary of Significant Accounting Policies [Line Items]
GST rate	9.00%	9.00%